Tax Situation - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Income Tax [Line items]
Current income tax payable			S/ 53,134	S/ 114,240	S/ 151,039
Impairment of investments			(38)	(374)
Negocios Gas S.A [member]
Disclosure of Income Tax [Line items]
Impairment of investments			67,000
Cumbra Peru S.A [member]
Disclosure of Income Tax [Line items]
Impairment of accounts receivable			7,700
Concesionaria Vesur S.A. And Promotora Larcomar S.A [member]
Disclosure of Income Tax [Line items]
Impairment of work in progress			10,800
Tren Urbano de Lima S.A.[member]
Disclosure of Income Tax [Line items]
Current income tax payable			22,000	S/ 7,000
Inmobiliaria Almonte S.A.[member]
Disclosure of Income Tax [Line items]
Current income tax payable			4,100
Consorcio Vial Sierra [member]
Disclosure of Income Tax [Line items]
Current income tax payable			S/ 3,400
Chile (member)
Disclosure of Income Tax [Line items]
Income tax rate			27.00%	27.00%	27.00%
Colombia (member)
Disclosure of Income Tax [Line items]
Income tax rate			32.00%	33.00%	37.00%
Withholding tax rate for payments in abroad			20.00%
Withholding tax rate for payments to non resident			20.00%
Withholding tax rate to payments for financial returns to non residents			15.00%
Withholding tax rate to payments to the parent company			33.00%
Increase in taxable income compared to previous year			30.00%
Limitation for tax return description			In case of an increase in taxable income of 30% with respect to the previous year, for fiscal years 2020 and 2021, the statute of limitation of the returns would be six (6) months and in the case of a 20% increase year will be close at month twelve (12).
Peru [member]
Disclosure of Income Tax [Line items]
Income tax rate			29.50%	29.50%	29.50%
Tax rate applicable to net assets exceeding S/1 million			0.40%
Current income tax payable			S/ 1,000
Changes in tax rates or tax laws enacted or announced [member] | Colombia (member)
Disclosure of Income Tax [Line items]
Tax rate on foreign entities	30.00%	31.00%	32.00%